COMMITMENTS AND CONTINGENCIES (Details) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 18, 2021	Aug. 13, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Granted term			45 days		45 days
Number of units issued	1,650,000
Unit Price	$ 10.00
Proceeds from issuance of initial public offering			$ 0	$ 126,000,000	$ 126,000,000
Underwriting fees	$ 500,000
Aggregate gross proceeds (Percent)					3.50%
Cash held outside the Trust Account			$ 316,023		$ 799,808	$ 25,000
Over-allotment option
Commitments And Contingencies [Line Items]
Number of units issued	1,650,000		1,650,000
Unit Price	$ 10.00
Proceeds from issuance of initial public offering	$ 16,500,000	$ 16,500,000
Underwriting fees	$ 500,000
Initial Public Offering
Commitments And Contingencies [Line Items]
Number of units issued		11,000,000			1,650,000
Proceeds from issuance of initial public offering		$ 110,000,000
Aggregate gross proceeds (Percent)			3.50%
Related Party Extension Loans
Commitments And Contingencies [Line Items]
Cash held outside the Trust Account					$ 1,265,000
Share Price					$ 0.10
Related Party Extension Loans | Maximum
Commitments And Contingencies [Line Items]
Cash held outside the Trust Account					$ 2,530,000